DEI Document	4 Months Ended
Apr. 21, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Zoe's Kitchen, Inc.
Entity Central Index Key	0001594879
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Apr. 21, 2014
Amendment Flag	false